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February 16, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
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Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”) File Nos. 033-17619 and 811-05349 Post-Effective Amendment No. 235 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 235 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 236 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of making certain changes to the Prospectuses and Statement of Additional Information, including those necessary to comply with the new requirements of Form N-1A, for the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs Structured Tax-Managed Equity Fund, Goldman Sachs Structured International Tax-Managed Equity Fund, Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Real Estate Securities Fund, Goldman Sachs International Real Estate Securities Fund and Goldman Sachs Commodity Strategy Fund, each a series of the Registrant.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3454.
Very truly yours,

/s/ Reza Pishva Reza Pishva